Commitments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 12, 2019
PAC Kingston Airport Limited (PACKAL) [Member]
Commitments [Line Items]
Capital Investments	$ 22.4	$ 2.6	$ 1.0	$ 101.4
MBJA [Member]
Commitments [Line Items]
Capital Investments	$ 12.5	$ 11.6	$ 5.5	$ 111.7